LOSS PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Antidilutive securities (in shares)	11.0	12.0
Options
Earnings per share [line items]
Antidilutive securities (in shares)	4.7	5.1
Share units
Earnings per share [line items]
Antidilutive securities (in shares)	6.3	6.9